SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


08-01   CEE      1000     10.5600      13.12 	     Weeden & Co
08-02	  " "       900     10.6100      13.15             " "
08-03   " "      1000     10.7000      13.07             " "
08-06   " "       600     10.7000      13.06 		   " "
08-07   " "       500     10.6680      12.92             " "
08-08	  " "       600     10.5600      12.77 	   	   " "
08-09   " "       500     10.3500      12.71             " "
08-10	  " "       600     10.2200      12.79 	   	   " "
08-13   " "       500     10.2500      12.79             " "
08-14	  " "       600     10.4500      12.87             " "
08-15   " "       500     10.5420      12.88             " "
08-16   " "       600     10.3950      12.59 		   " "
08-17   " "       500     10.3000      12.33             " "
08-20	  " "       600     10.2100      12.36 	   	   " "
08-21   " "       500     10.1500      12.51             " "
08-22	  " "       100     10.1600      12.70 	   	   " "
08-24   " "       600     10.2433      12.91             " "
08-28	  " "       600     10.3400      12.76 	   	   " "
08-29   " "       500     10.2600      12.76             " "
08-30	  " "       600     10.2500      12.79 	   	   " "
08-31	  " "       500     10.0340      12.82 	   	   " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          09/05/01